CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 12,681	$ 8,446
Accounts receivable	8,381	2,602
Prepaid expenses	427	755
Fuel, lube oil, and consumables	1,808	1,181
Other current assets	406	1,176
Total current assets	23,703	14,160
Non-current assets
Vessels, net	178,206	176,914
Total non-current assets	178,206	176,914
Total assets	201,909	191,074
Current liabilities
Accounts payable	4,192	843
Accounts payable, related party	916	492
Other current liabilities	2,768	3,147
Current portion of long-term debt	207	0
Total current liabilities	8,083	4,482
Non-current liabilities
Long-term debt	141,698	132,457
Other non-current liabilities	0	71
Total non-current liabilities	141,698	132,528
Shareholders’ equity
Preferred shares, par value $0.01 per share, 50,000,000 shares authorized, none issued at December 31, 2019 and December 31, 2018.	0	0
Common shares, par value $0.01 per share, 350,000,000 shares authorized, 25,936,367 shares issued, 25,661,915 shares outstanding, and 274,452 treasury shares as of December 31, 2019; and Common shares, par value $0.10 per share, 35,000,000 shares authorized, 7,648,611 shares issued, 7,374,159 shares outstanding, and 274,452 treasury shares at December 31, 2018	257	764
Additional paid-in capital	66,741	322,914
Accumulated deficit	(14,870)	(269,614)
Total shareholders’ equity	52,128	54,064
Total liabilities and shareholders’ equity	$ 201,909	$ 191,074